Stockholder's Equity (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Stockholders Equity [Line Items]
Total non-controlling interest	$ 838,417	$ 839,048
Paid-in capital
Stockholders Equity [Line Items]
Total non-controlling interest	107,461	107,461
Additional Paid-in Capital
Stockholders Equity [Line Items]
Total non-controlling interest	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest
Stockholders Equity [Line Items]
Total non-controlling interest	(68,873)	(74,997)
Net loss attributed to non-controlling interest
Stockholders Equity [Line Items]
Total non-controlling interest	$ (8,124)	$ (1,369)